Shareholder Report, Holdings (Details)	May 31, 2026
C000057839 | Top10HoldingHopper Merger SubBNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057839 | Top10HoldingTransDigmBNY-BL4667194
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057839 | Top10HoldingApplied SystemsBNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057839 | Top10HoldingAlera GroupBNY-BL5098548
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057839 | Top10HoldingEllucian HoldingsBNY-BL4807477
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | Top10HoldingNeptune Bidco U.S.BNY-BL5485539
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057839 | Top10HoldingEngineered Machinery HoldingsBNY-BL5317096
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057839 | Top10HoldingAsurionBNY-BL3674951
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057839 | Top10HoldingHUB InternationalBNY-BL4978526
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057839 | Top10HoldingCRC Insurance GroupBNY-BL4597110
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057839 | Other0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057839 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000057839 | 0BNY-76954LAD1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000057839 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057839 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092115 | Top10HoldingHopper Merger SubBNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092115 | Top10HoldingTransDigmBNY-BL4667194
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092115 | Top10HoldingApplied SystemsBNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092115 | Top10HoldingAlera GroupBNY-BL5098548
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092115 | Top10HoldingEllucian HoldingsBNY-BL4807477
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | Top10HoldingNeptune Bidco U.S.BNY-BL5485539
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092115 | Top10HoldingEngineered Machinery HoldingsBNY-BL5317096
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092115 | Top10HoldingAsurionBNY-BL3674951
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092115 | Top10HoldingHUB InternationalBNY-BL4978526
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092115 | Top10HoldingCRC Insurance GroupBNY-BL4597110
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092115 | Other0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092115 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000092115 | 0BNY-76954LAD1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000092115 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092115 | 0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.20%